UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Comnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.2%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.7%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$250,000	$235,885
5 1/4s, 6/1/32	BBB+/F	850,000	803,199
			1,039,084

Pennsylvania (90.6%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds,
Ser. A, 5s, 2/15/16	Baa3	1,270,000	1,239,888
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	Ba2	795,000	655,923
(Children's Hosp.), MBIA, 5 3/8s, 7/1/17 (Prerefunded)	Aaa	2,450,000	2,656,364
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,587,295
Ser. A, 5.6s, 9/1/30	Baa1	500,000	501,860
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	AAA/P	1,200,000	1,314,552
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30	Aaa	305,000	303,405
5 1/2s, 12/1/30 (Prerefunded)	Aaa	1,695,000	1,819,769
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Baa3	735,000	660,287
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	BBB+	1,000,000	1,115,080
AMBAC, 5 1/2s, 9/15/17 (SEG)	Aaa	1,000,000	1,039,870
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	233,974
Burrell, PA School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/25	Aaa	1,000,000	989,640
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	1,295,000	1,318,724
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	587,100
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18
(Prerefunded)	Aaa	1,010,000	1,073,155
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,145,460
Delaware Cnty., College Auth. Rev. Bonds
(Haverford College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,037,090
(Neumann College), 5 1/8s, 10/1/11	BBB	1,300,000	1,326,143
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,200,000	1,204,788
Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,221,225
Delaware River Joint Toll Bridge Comm. Rev. Bonds,
Ser. A, MBIA, 5s, 7/1/27 (FWC)	Aaa	1,000,000	958,090
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	Aaa	3,030,000	3,119,537
Eastern York, School Dist. G.O. Bonds, Ser. A, FSA,
5s, 9/1/25	Aaa	1,600,000	1,583,440
Easton, Area School Dist. Ser. 05, FSA, 7 1/2s, 4/1/21	Aaa	1,000,000	1,181,820
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	Aaa	2,755,000	2,726,706
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	465,000	466,669
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	A1	1,000,000	989,440
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AA-	1,500,000	1,636,200
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	933,420
Lancaster, Higher Ed. Auth. Rev. Bonds (Franklin &
Marshall College), Ser. A, 5 1/4s, 4/15/14	A1	1,000,000	1,063,880
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	AA	1,285,000	1,245,499
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,390,980

Lehigh Cnty., Gen. Purpose Auth. FRN
(College of Muhlenberg), XLCA, 6.9s, 11/1/34	A1	2,500,000	2,500,000
(Hosp. of Lehigh Valley Hlth.), Ser. B, FSA, 6.95s,
7/1/35	Aaa	1,500,000	1,500,000
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,529,313
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,050,191
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	BBB+	1,000,000	865,940
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, MBIA, 5 1/4s,
11/1/14	Aaa	2,175,000	2,327,120
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	1,250,000	1,128,463
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA,
5s, 2/15/28 (Prerefunded)	Aaa	1,525,000	1,644,057
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	449,973
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5s, 5/1/27	AA	1,040,000	930,540
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	A	1,035,000	1,034,017
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	1,014,840
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,000,000	967,340
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	Aaa	1,000,000	318,570
PA Hsg. Fin. Agcy. Rev. Bonds (Single Family Mtge.),
Ser. 88A
3.9s, 10/1/12	AA+	810,000	793,484
3.9s, 4/1/12	AA+	790,000	774,761
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	600,000	600,312
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,621
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	926,250
(Drexel U.), 5 1/2s, 5/1/12	A+	3,000,000	3,174,090
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	942,310
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	AA	1,020,000	906,719
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	168,610
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	A	1,250,000	1,227,750
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	299,614
(Philadelphia College of Osteopathic Med.), 5s, 12/1/15	A	1,485,000	1,561,997
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,249,150
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	A1	1,000,000	964,930
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	Aaa	3,280,000	3,240,082
(School Dist. Philadelphia), Ser. B, FSA, 4 3/4s,
6/1/30	Aaa	2,000,000	1,877,240
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	Aaa	2,055,000	1,972,903
PA State U. Rev. Bonds, 5s, 9/1/24	Aa2	3,000,000	2,999,970
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	1,990,700
Philadelphia, G.O. Bonds, CIFG, 5s, 8/1/23	Aaa	1,980,000	1,952,716
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11 (Prerefunded)	Aaa	1,690,000	1,801,912
Philadelphia, Gas Wks. Rev. Bonds
Ser. 2nd, FSA, 5 1/2s, 7/1/16 (Prerefunded)	Aaa	2,600,000	2,726,230
Ser. 3rd, FSA, 5 1/8s, 8/1/31 (Prerefunded)	Aaa	2,000,000	2,128,540
Ser. A-1, FSA, 5s, 9/1/26	Aaa	2,000,000	1,902,560
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,416,410	242
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	714,063	71
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	873,554	913,118
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	Aaa	1,585,000	1,714,304
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,500,000	1,280,535
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	8,250,000	8,712,660
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	A1	3,000,000	3,269,580
Ser. A, AMBAC, 5s, 8/1/22	Aaa	1,000,000	975,890
Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, MBIA,
6 1/4s, 8/1/08	Aaa	2,000,000	2,026,220
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, FSA,
5s, 9/1/34	Aaa	2,000,000	1,920,600
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31	A	565,000	569,000
5 7/8s, 12/1/31 (Prerefunded)	A	1,935,000	2,124,495
Schuylkill Valley, School Dist. G.O. Bonds, Ser. A,
FGIC, 5s, 4/1/20	A1	1,015,000	1,028,418
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,690,605

Scranton, School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/27	AAA	2,340,000	2,297,155
Shaler, Area School Dist. G.O. Bonds, XLCA, zero %,
9/1/29	A	2,660,000	745,359
South Central Gen. Auth. FRB (Wellspan Hlth. Oblig.),
Ser. B, AMBAC, 8.95s, 6/1/37	Aaa	1,500,000	1,500,000
Southeastern Trans. Auth. FRB, CIFG, 7 1/4s, 3/1/22	Aaa	950,000	950,000
State Pub. School Bldg. Auth. Rev. Bonds (Richland
School Dist.), FGIC, 5s, 11/15/29 (Prerefunded)	A	5,000,000	5,403,600
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	Aaa	1,200,000	1,297,116
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	303,625
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,644,330
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	500,280
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	568,669
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	756,075
			141,188,035

Puerto Rico (8.9%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,645,000	1,559,098
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s,
7/1/26 (Prerefunded)	Aaa	2,500,000	2,654,150
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/16	BBB	750,000	771,758
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,500,000	1,477,080
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	656,963
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	879,393
Ser. F, CIFG, Cmnwlth. of PR Gtd., 5s, 7/1/15	Aaa	1,505,000	1,560,911
Cmnwlth. of PR Elec. Pwr. Auth. Rev. Bonds, Ser. KK,
5s, 7/1/10	A3	500,000	517,695
Cmnwlth. of PR Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll, FNMA Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	1,275,000	1,275,344
Cmnwlth. of PR Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,560,105
Cmnwlth. of PR Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5s, 8/1/11	Baa3	750,000	777,503
Cmnwlth. of PR Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, FGIC, zero %, 8/1/41	A1	1,000,000	132,615
			13,822,615

TOTAL INVESTMENTS

Total investments (cost $158,292,139) (b)			$156,049,734

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	40	$4,691,250	Jun-08	$97,488

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

				Payments	Payments
Swap counterparty /			Termination	made by	received by	Unrealized
Notional amount			date	fund per annum	fund per annum	depreciation

Goldman Sachs International
	$1,250,000	(E)	5/15/28	USD-SIFMA Municipal Swap
				Index	3.664%	$(31,688)

(E) See Interest rate swap contracts notes regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
	$1,083,333	(F)	5/19/08	-	4.121% minus	$(147,943)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

	1,083,333	(F)	5/15/08	-	4.121% minus	(147,943)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

	1,083,333	(F)	5/14/08	-	4.121% minus	(147,943)
					Municipal Market
					Data Index AAA
					municipal yields
					20 Year rate

Total						$(443,829)

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $155,757,155.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(NON) Non-income-producing security.

(b) The aggregate identified cost on a tax basis is $158,244,055, resulting in gross unrealized appreciation and depreciation of $4,835,776 and $7,030,097, respectively, or net unrealized depreciation of $2,194,321.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

(FWC) Forward commitments, in part or in entirety.

At February 29, 2008, liquid assets totaling $6,153,408 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

The rates shown on FRB and FRN are the current interest rates at February 29, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

Local government	24.1%
Education	16.6
Health care	16.0
State government	13.7
Utilities	13.3

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

FSA	20.3%
MBIA	13.8
AMBAC	10.4

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008